Supplemental Cash Flow Information	12 Months Ended
Mar. 31, 2026
Supplemental Cash Flow Informations [Abstract]
Supplemental Cash Flow Information

40. Supplemental Cash Flow Information

(1)
Classification of cash flows in Financial Services segment

The Group classifies the cash flows from changes in assets and liabilities associated with its banking business, such as loans and advances and deposits from customers, as cash flows from operating activities in the Consolidated Statements of Cash Flows because the changes are derived from the principal revenue-producing activities.

(2)
Interests received and Interests paid

Cash flows from operating activities include the following amounts of interest received and interest paid (negative figures indicate payments).

			(In millions of yen)
	For the year ended
	March 31, 2024	March 31, 2025	March 31, 2026
Interests received	74,962	89,771	115,524
Interests paid	(2,246)	(4,463)	(10,466)

(3)
Significant Non-cash Transactions

Significant non-cash transactions are as follows:

a. Issuance of stock options

The Company granted stock options to the Group’s directors and employees for the year ended March 31, 2026. The stock options granted with no cash consideration are non-cash transactions. Refer to Note 35, Share-based Payments for further detail.

b. Lease transactions

			(In millions of yen)
	For the year ended
	March 31, 2024	March 31, 2025	March 31, 2026
Increase in right-of-use assets	1,852	8,862	504